Summary of Principal Accounting Policies (Details 7) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Advertising expenses
Advertising expenses	$ 31,146,070	$ 18,785,709	$ 3,068,746
Foreign currency translation
Exchange gain (loss)	(1,051,883)	(1,453,940)	78,997
Government subsidies
Cash subsidies	6,180,360	4,080,900	4,759,411
Allowance for doubtful accounts for accounts receivable, unbilled accounts receivable and customer deposits
Movement of the allowance for doubtful accounts for accounts receivable and customer deposits
Balance at the beginning of the period	18,836,275	13,799,920	3,397,899
Provisions for doubtful accounts	9,513,951	5,623,888	13,739,796
Business acquisition			2,440,358
Write offs	(14,380,877)	(1,084,209)	(5,787,424)
Changes due to foreign exchange	841,973	496,676	9,291
Balance at the end of the period	$ 14,811,322	$ 18,836,275	$ 13,799,920